Segment Information - Summary of Investments (Detail) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	€ 280,911	€ 266,382
Off-balance sheet investments third parties	593,517	559,375
Total revenue-generating investments	874,428	825,757
Investments in joint ventures	1,522	1,430
Investments in associates	2,889	2,906
Financial assets measured at amortized cost	10,425	10,227
Other assets	30,547	30,863
Assets	315,870	301,581
Backing insurance contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	44,796	44,412
Financial assets measured at FVPL	8,581	10,967
Backing investment contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	6,558	5,854
Financial assets measured at FVPL	651	405
Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	49	98
Financial assets measured at FVPL	44,540	98
Backing direct participation insurance contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	114,101	107,714
Backing direct participation investment contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	50,719	47,759
Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments	491	488
Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	18,734	16,491
Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	57,145	55,811
Unconsolidated Investment Funds [member]
Disclosure of summarized investment per segment [line items]
Investments	180,805	167,411
Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	12,181	12,446
Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	11,556	13,735
Americas [member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	166,803	161,715
Off-balance sheet investments third parties	235,576	225,090
Total revenue-generating investments	402,379	386,806
Financial assets measured at amortized cost	10,340	10,156
Other assets	24,149	24,700
Assets	190,953	186,415
Americas [member] | Backing insurance contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	43,370	42,973
Financial assets measured at FVPL	7,368	9,696
Americas [member] | Backing investment contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	6,558	5,854
Financial assets measured at FVPL	632	386
Americas [member] | Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	96
Americas [member] | Backing direct participation insurance contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	71,228	67,532
Americas [member] | Backing direct participation investment contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	27,171	24,988
Americas [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments	39	38
Americas [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	252	267
Americas [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	48,727	47,547
Americas [member] | Unconsolidated Investment Funds [member]
Disclosure of summarized investment per segment [line items]
Investments	98,399	92,520
Americas [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	10,412	10,156
Americas [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	8,974	11,187
United Kingdom [member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	112,267	102,795
Off-balance sheet investments third parties	145,163	135,270
Total revenue-generating investments	257,430	238,064
Other assets	3,257	2,470
Assets	115,523	105,265
United Kingdom [member] | Backing insurance contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	1,185	1,243
United Kingdom [member] | Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	44,417
United Kingdom [member] | Backing direct participation insurance contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	42,683	40,008
United Kingdom [member] | Backing direct participation investment contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	23,548	22,771
United Kingdom [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments	434	433
United Kingdom [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	18,420	16,192
United Kingdom [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	7,045	6,916
United Kingdom [member] | Unconsolidated Investment Funds [member]
Disclosure of summarized investment per segment [line items]
Investments	82,217	74,719
United Kingdom [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	1,748	2,269
United Kingdom [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	2,402	2,266
International [Member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	1,684	1,678
Off-balance sheet investments third parties	4,240	3,711
Total revenue-generating investments	5,924	5,389
Investments in joint ventures	1,072	1,034
Investments in associates	0	5
Financial assets measured at amortized cost	1	1
Other assets	5,633	5,948
Assets	8,390	8,664
International [Member] | Backing insurance contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	1,426	1,439
Financial assets measured at FVPL	28	27
International [Member] | Backing investment contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	19	19
International [Member] | Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	3	1
Financial assets measured at FVPL		1
International [Member] | Backing direct participation insurance contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	190	173
International [Member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments	17	17
International [Member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	54	23
International [Member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	1,306	1,295
International [Member] | Unconsolidated Investment Funds [member]
Disclosure of summarized investment per segment [line items]
Investments	190	173
International [Member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	2	3
International [Member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	116	166
Asset management [member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	139	176
Off-balance sheet investments third parties	208,538	195,304
Total revenue-generating investments	208,677	195,480
Investments in joint ventures	450	397
Investments in associates	279	279
Financial assets measured at amortized cost	67	52
Other assets	531	606
Assets	1,400	1,457
Asset management [member] | Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	46	97
Financial assets measured at FVPL	27	97
Asset management [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	9	9
Asset management [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	67	52
Asset management [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	64	115
Holding and other activities [member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	18	18
Total revenue-generating investments	18	18
Investments in associates	2,609	2,622
Financial assets measured at amortized cost	18	18
Other assets	10,104	10,575
Assets	12,731	13,215
Holding and other activities [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	18	18
Eliminations [member]
Disclosure of summarized investment per segment [line items]
Other assets	(13,127)	(13,436)
Assets	€ (13,127)	€ (13,436)